UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21707

PRESIDIO FUNDS

(Exact name of registrant as specified in charter)

3717 Buchanan Street, Suite 200, San Francisco, CA 94123

    (Address of principal executive offices)                  (Zip code)

Kevin O’Boyle

Presidio Funds

3717 Buchanan Street, Suite 200, San Francisco, CA 94123

 (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 441-3034

Date of fiscal year end: April 30

Date of reporting period: July 1, 2008 – June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Item 1 - Proxy Voting Record

Account Name: Presidio Fund
Custodian Name: U.S. Bank, N.A.

ABAXIS, INC.

Ticker Symbol:ABAX	Cusip Number:002567105
Record Date: 8/29/2008	Meeting Date: 10/28/2008
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES		For	Issuer	For	With
01-CLINTON H. SEVERSON, 02-R.J. BASTIANI, PH.D., 03-HENK J. EVENHUIS, 04-BRENTON
G.A. HANLON, 05-PRITHIPAL SINGH, PH.D.,06-E.S. TUCKER III, M.D.
2. TO APPROVE AND RATIFY THE ADOPTION OF AN INCREASE IN THE MAXIMUM AGGRE-		For	Issuer	For	With
GATE NUMBER OF SHARES OF COMMON STOCK THAT MAY BE ISSUED UNDER ABAXIS'
2005 EQUITY INCENTIVE PLAN BY 500,000 SHARES, FROM 4,886,000 TO 5,386,000 SHARES.		For	Issuer	For	With
3. TO RATIFY THE APPOINTMENT OF BURR, PILGER & MAYER LLP AS THE INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM OF ABAXIS, INC. FOR THE FISCAL YEAR ENDING
MARCH 31, 2009.

ADVANCE AUTO PARTS, INC.

Ticker Symbol:AAP	Cusip Number:00751Y106
Record Date: 3/30/2009	Meeting Date: 5/20/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:		Split	Issuer	For	With/Against
01-JOHN F. BERGSTROM, 02-JOHN C. BROUILLARD, 03-DARREN R. JACKSON, 04-WILLIAM
S. OGLESBY, 05-GILBERT T.RAY, 06-CARLOS A. SALADRIGAS, 07-FRANCESCA M. SPINELLI
WITHHOLD AUTHORITY TO VOTE FOR: 04-WILLIAM S. OGLESBY, 05-GILBERT T. RAY
2. RATIFY THE APPOINTMENT BY OUR AUDIT COMMITTEE OF DELOITTE & TOUCHE LLP AS		For	Issuer	For	With
OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009.

AGNICO-EAGLE MINES LIMITED

Ticker Symbol:AEM	Cusip Number:008474108
Record Date: 3/24/2009	Meeting Date: 4/30/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. ELECTIONS OF DIRECTORS: 01-LEANNE M. BAKER, 02-DOUGLAS R. BEAUMONT,		Split	Issuer	For	With/Against
03-SEAN BOYD, 04-CLIFFORD DAVIS, 05-DAVID GAROFALO, 06-BERNARD KRAFT,
07-MEL LEIDERMAN, 08-JAMES D. NASSO, 09-MERFYN ROBERTS, 10-EBERHARD SCHERKUS,
11-HOWARD R. STOCKFORD, 12-PERTTI VOUTILAINEN
WITHHOLD AUTHORITY TO VOTE FOR: 02-DOUGLAS R. BEAUMONT, 08-JAMES D. NASSO, 11-HOWARD R. STOCKFORD
2. APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS OF THE CORPORATION AND		For	Issuer	For	With
AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.
3. AN ORDINARY RESOLUTION APPROVING AN AMENDMENT TO AGNICO-EAGLE'S		For	Issuer	For	With
EMPLOYEE SHARE PURCHASE PLAN.
4. AN ORDINARY RESOLUTION APPROVING AN AMENDMENT OF AGNICO-EAGLE'S STOCK		For	Issuer	For	With
OPTION PLAN.
5. AN ORDINARY RESOLUTION CONFIRMING THE AMENDMENTS TO THE AMENDED AND		For	Issuer	For	With
RESTATED BY-LAWS OF THE COMPANY.

ALCON, INC.

Ticker Symbol:ACL	Cusip Number:H01301102
Record Date: 3/19/2009	Meeting Date: 5/5/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. APPROVAL OF THE 2008 ANNUAL REPORT AND ACCOUNTS OF ALCON, INC. AND THE		For	Issuer	For	With
2008 CONSOLIDATED FINANCIAL STATEMENTS OF ALCON, INC. AND SUBSIDIARIES
2. APPROPRIATION OF AVAILABLE EARNINGS AND PROPOSED DIVIDEND TO SHARE-		For	Issuer	For	With
HOLDERS FOR THE FINANCIAL YEAR 2008
3. DISCHARGE OF THE MEMBERS OF THE BOARD OF DIRECTIORS FOR THE FINANCIAL		For	Issuer	For	With
YEAR 2008
4. ELECTION OF KPMG AG, ZUG, AS GROUP AND PARENT COMPANY AUDITORS		For	Issuer	For	With
5. ELECTION OF OBT AG,ZURICH,AS SPECIAL AUDITORS		For	Issuer	For	With
6A. ELECTION TO THE BOARD OF DIRECTORS: KEVIN BUEHLER		For	Issuer	For	With
6B. ELECTION TO THE BOARD OF DIRECTORS: PAUL BULCKE		For	Issuer	For	With
6C. ELECTION TO THE BOARD OF DIRECTORS: JOAN MILLER, M.D.		For	Issuer	For	With
6D. ELECTION TO THE BOARD OF DIRECTORS: HERMANN WIRZ		For	Issuer	For	With
7. APPROVAL OF SHARE CANCELLATION		For	Issuer	For	With
8. EDITORIAL AMENDMENTS TO THE ARTICLES OF ASSOCIATION		For	Issuer	For	With

ALLSCRIPTS HEALTHCARE SOLUTIONS,INC

Ticker Symbol:MDRX	Cusip Number:01988P108
Record Date: 8/15/2008	Meeting Date: 9/22/2008
Proposal		Vote	Author	MRV*	vs. Mgmt
1. APPROVAL OF ISSUANCE OF SHARES OF COMMON STOCK TO MISYS PLC OR ONE OF ITS		For	Issuer	For	With
SUBSIDIARIES IN CONNECTION WITH THE MERGER AND SHARE PURCHASE PROVIDED FOR IN
THE AGREEMENT AND PLAN OF MERGER DATED AS OF MARCH 17,2008, AS IT MAY BE
AMENDED FROM TIME TO TIME, BETWEEN ALLSCRIPTS, PATRIOT MERGER COMPANY, LLC,
MISYS HEALTHCARE SYSTEMS, LLC AND MISYS PLC.
2. APPROVAL OF THE AMENDMENTS TO ALLSCRIPTS HEALTHCARE SOLUTIONS INC.'S		For	Issuer	For	With
CERTIFICATE OF INCORPORATION REQUIRED TO CONSUMMATE THE TRANSACTIONS CON-
TEMPLATED BY THE MERGER AGREEMENT AND SET FORTH IN ANNEX B TO THE ACCOMPANY-
ING PROXY STATEMENT.
3. APPROVAL OF THE ADDITIONAL AMENDMENTS TO ALLSCRIPTS HEALTHCARE SOLUTIONS		For	Issuer	For	With
INC.'S CERTIFICATE OF INCORPORATION AND BY-LAWS SET FORTH IN ANNEX C TO THE
ACCOMPANYING PROXY STATEMENT.
4. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES		For	Issuer	For	With
01-GLEN TULLMAN,02-M.FAZLE HUSAIN
5. RATIFICATION OF GRANT THORNTON LLP AS ALLSCRIPTS' INDEPENDENT REGISTERED		For	Issuer	For	With
PUBLIC ACCOUNTING FIRM FOR 2008.
6. ADJOURN THE ANNUAL MEETING AT THE ALLSCRIPTS' BOARD OF DIRECTORS' REQUEST		For	Issuer	For	With
IS NECESSARY, OR APPROPRIATE TO PERMIT FURTHER SOLICITATION OF PROXIES IF THERE
ARE NOT SUFFICIENT VOTES AT THE TIME OF THE ANNUAL MEETING TO APPROVE PROPOSALS
ONE AND TWO TO THE LEFT.

ARGON ST, INC.

Ticker Symbol:STST	Cusip Number:040149106
Record Date: 1/5/2009	Meeting Date: 2/24/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:		For	Issuer	For	With
01-TERRY L. COLLINS, 02-S. KENT ROCKWELL, 03-JOHN IRVIN, 04-VICTOR F. SELLIER,
05-THOMAS E. MURDOCK, 06-LLOYD A. SEMPLE, 07-PETER A. MARINO, 08-DAVID C.
KARLGAARD, 09-ROBERT MCCASHIN, 10-MAUREEN BAGINSKI, 11-DELORES M. ETTER
2. TO RATIFY THE AUDIT COMMITTEE'S SELECTION OF GRANT THORNTON LLP AS THE		For	Issuer	For	With
COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
ENDING SEPTEMBER 30, 2009.

ARRIS GROUP, INC.

Ticker Symbol:ARRS	Cusip Number:04269Q100
Record Date: 3/24/2009	Meeting Date: 5/21/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES		Split	Issuer	For	With/Against
01-ALEX B. BEST, 02-HARRY L. BOSCO, 03-JOHN ANDERSON CRAIG, 04-MATTHEW B.
KEARNEY, 05-WILLIAM H. LAMBERT, 06-JOHN R. PETTY, 07-ROBERT J. STANZIONE,
08-DAVID A. WOODLE
WITHHOLD AUTHORITY TO VOTE FOR: 03-JOHN ANDERSON CRAIG, 04-MATTHEW B. KEARNEY, 05-WILLIAM H. LAMBERT
2. VOTE TO RATIFY ERNST & YOUNG LLP AS OUR INDEPENDENT PUBLIC ACCOUNTANT		For	Issuer	For	With
3. APPROVAL OF 2001 EMPLOYEE STOCK PURCHASE PLAN AMENDMENT		For	Issuer	For	With

AT&T INC.

Ticker Symbol:T	Cusip Number:00206R102
Record Date: 2/25/2009	Meeting Date: 4/24/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. ELECTION OF DIRECTORS: 1a. RANDALL L. STEPHENSON, 1b. WILLIAM F. ALDINGER III,		Split	Issuer	For	With/Against
1c. GILBERT F. AMELIO, 1d. REUBEN V. ANDERSON, 1e. JAMES H. BLANCHARD, 1f. AUGUST
A . BUSCH III, 1g. JAIME CHICO PARDO, 1h. JAMES P. KELLY, 1i. JON C. MADONNA, 1j. LYNN
M. MARTIN, 1k. JOHN B. MCCOY, 1l. MARY S. METZ, 1m. JOYCE3 M. ROCHE, 1n. LAURA
D'ANDREA TYSON, 1o. PATRICIA P. UPTON
WITHHOLD AUTHORITY TO VOTE FOR: 1c. GILBERT F. AMELIO, 1k. JOHN B. MCCOY, 1l. MARY S. METZ, 1m. JOYCE M. ROCHE
2. RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS.		For	Issuer	For	With
3. AMENDMENT TO INCREASE AUTHORIZED SHARES.		Against	Issuer	For	Against
4. REPORT ON POLITICAL CONTRIBUTIONS.		Against	Stockholder	Against	With
5. SPECIAL STOCKHOLDER MEETINGS.		For	Stockholder	Against	Against
6. CUMULATIVE VOTING.		Against	Stockholder	Against	With
7. BYLAW REQUIRING INDEPENDENT CHAIRMAN.		For	Stockholder	Against	Against
8. ADVISORY VOTE ON COMPENSATION.		For	Stockholder	Against	Against
9. PENSION CREDIT POLICY.		For	Stockholder	Against	Against

BERKSHIRE HATHAWAY INC.

Ticker Symbol:BRK/A	Cusip Number:084670108
Record Date: 3/4/2009	Meeting Date: 5/2/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:		Split	Issuer	For	With/Against
01-WARREN E. BUFFETT, 02-CHARLES T. MUNGER, 03-HOWARD G. BUFFETT, 04-SUSAN L.
DECKER, 05-WILLIAM H. GATES III, 06-DAVID S. GOTTESMAN, 07-CHARLOTTE GUYMAN,
08-DONALD R. KEOUGH, 09-THOMAS S. MURPHY, 10-RONALD L. OLSON, 11-WALTER SCOTT, JR.
WITHHOLD AUTHORITY TO VOTE FOR: 04-SUSAN L. DECKER, 07-CHARLOTTE GUYMAN, 10-RONALD L. OLSON
2. TO APPROVE THE SHAREHOLDER PROPOSAL WITH RESPECT TO THE PRODUCTION OF A		Against	Stockholder	Against	With
SUSTAINABILITY REPORT.

BOSTON SCIENTIFIC CORPORATION

Ticker Symbol:BSX	Cusip Number:101137107
Record Date: 3/6/2009	Meeting Date: 5/5/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1A. ELECTION OF DIRECTOR: JOHN E. ABELE		For	Issuer	For	With
1B. ELECTION OF DIRECTOR: URSULA M. BURNS		For	Issuer	For	With
1C. ELECTION OF DIRECTOR: MARYE ANNE FOX		Against	Issuer	For	Against
1D. ELECTION OF DIRECTOR: RAY J. GROVES		Against	Issuer	For	Against
1E. ELECTION OF DIRECTOR: KRISTINA M. JOHNSON		Against	Issuer	For	Against
1F. ELECTION OF DIRECTOR: ERNEST MARIO		For	Issuer	For	With
1G. ELECTION OF DIRECTOR: N.J. NICHOLAS, JR.		Against	Issuer	For	Against
1H. ELECTION OF DIRECTOR: PETE M. NICHOLAS		For	Issuer	For	With
1I. ELECTION OF DIRECTOR: JOHN E. PEPPER		For	Issuer	For	With
1J. ELECTION OF DIRECTOR: UWE E. REINHARDT		For	Issuer	For	With
1K. ELECTION OF DIRECTOR: WARREN B. RUDMAN		Against	Issuer	For	Against
1L. ELECTION OF DIRECTOR: JOHN E. SUNUNU		For	Issuer	For	With
1M. ELECTION OF DIRECTOR: JAMES R. TOBIN		For	Issuer	For	With
2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED		For	Issuer	For	With
PUBLIC ACCOUNTING FIRM FOR THE 2009 FISCAL YEAR.
3. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING		Against	Issuer	For	Against
OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.

BROADCOM CORPORATION

Ticker Symbol:BRCM	Cusip Number:111320107
Record Date: 3/16/2009	Meeting Date: 5/14/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:		Split	Issuer	For	With/Against
01-GEORGE L. FARINSKY, 02-NANCY H. HANDEL, 03-EDDY W. HARTENSTEIN, 04-JOHN E.
MAJOR, 05-SCOTT A. MCGREGOR, 06-WILLIAM T. MORROW, 07-ROBERT E. SWITZ
WITHHOLD AUTHORITY TO VOTE FOR: 01-GEORGE L. FARINSKY
2. TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT		For	Issuer	For	With
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2009.

CARDINAL HEALTH, INC.

Ticker Symbol:CAH	Cusip Number:14149Y108
Record Date: 9/8/2008	Meeting Date: 11/5/2008
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES		Split	Issuer	For	With/Against
01-COLLEEN F. ARNOLD,02-R. KERRY CLARK,03-CALVIN DARDEN,04-JOHN F. FINN,05-PHILIP
L. FRANCIS,06-GREGORY B. KENNY,07-J.MICHAEL LOSH,08-JOHN B. MCCOY,09-RICHARD C.
NOTEBAERT,10-MICHAEL D. O'HALLERAN,11-DAVID W. RAISBECK,12-JEAN G. SPAULDING, M.D.
WITHHOLD AUTHORITY TO VOTE FOR: 02-R.KERRY CLARK,07-J.MICHAEL LOSH,08-JOHN B. MCCOY,12-JEAN G. SPAULDING,M.D.
2. PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S		For	Issuer	For	With
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
3. PROPOSAL TO APPROVE AMENDMENTS TO THE ARTICLES OF INCORPORATION AND		For	Issuer	For	With
CODE OF REGULATIONS TO IMPLEMENT A MAJORITY VOTING STANDARD FOR
UNCONTESTED ELECTIONS OF DIRECTORS.
4. PROPOSAL TO APPROVE AMENDMENTS TO THE ARTICLES OF INCORPORATION AND		For	Issuer	For	With
CODE OF REGULATIONS TO ELIMINATE CUMULATIVE VOTING.
5. PROPOSAL TO APPROVE AMENDMENTS TO THE CODE OF REGULATIONS TO ESTABLISH		For	Issuer	For	With
PROCEDURES FOR ADVANCE NOTICE OF DIRECTOR NOMINATIONS AND OTHER PROPOSALS
AND RELATED ADMINISTRATIVE MATTERS AT SHAREHOLDER MEETINGS.
6. PROPOSAL TO APPROVE AMENDMENT TO THE ARTICLES OF INCORPORATION TO		For	Issuer	For	With
ELIMINATE THE REFERENCE TO THE MINIMUM AMOUNT OF STATED CAPITAL WITH WHICH THE
COMPANY MAY BEGIN BUSINESS AND TO STATE EXPRESSLY THAT THE COMPANY'S
COMMON SHARES HAVE NO STATED CAPITAL.
7. PROPOSAL TO APPROVE AN AMENDED AND RESTATED 2005 LONG-TERM INCENTIVE		For	Issuer	For	With
PLAN.
8. PROPOSAL TO APPROVE AN AMENDED AND RESTATED EMPLOYEE STOCK PURCHASE		For	Issuer	For	With
PLAN.
9. SHAREHOLDER PROPOSAL REGARDING PERFORMANCE-BASED STOCK OPTIONS.		For	Stockholder	Against	Against

CARTER'S INC.

Ticker Symbol:CRI	Cusip Number:146229109
Record Date: 3/27/2009	Meeting Date: 5/14/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND:A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:		Split	Issuer	For	With/Against
01-PAUL FULTON, 02-JOHN R. WELCH, 03-THOMAS E. WHIDDON
WITHHOLD AUTHORITY TO VOTE FOR: 01-PAUL FULTON
2. APPROVAL OF THE AMENDED AND RESTATED 2003 EQUITY INCENTIVE PLAN.		For	Issuer	For	With
3. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS		For	Issuer	For	With
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2009.

CENTRAL GOLDTRUST

Ticker Symbol:GTU	Cusip Number:153546106
Record Date: 3/9/2009	Meeting Date: 4/23/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. IN RESPECT OF THE ELECTION OF SEVEN TRUSTEES;		For	Issuer	For	With
2. IN RESPECT OF THE RE-APPOINTMENT OF THE AUDITORS AND AUTHORIZING THE		For	Issuer	For	With
TRUSTEES TO FIX THEIR REMUNERATION.

CITY HOLDING COMPANY

Ticker Symbol:CHCO	Cusip Number:177835105
Record Date: 3/20/2009	Meeting Date: 4/29/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:		Split	Issuer	For	With/Against
01-JOHN R. ELLIOT, 02-DAVID W. HAMBRICK, 03-JAMES L. ROSSI, 04-MARY E.H.WILLIAMS
WITHHOLD AUTHORITY TO VOTE FOR: 02-DAVID W. HAMBRICK,04-MARY E.H. WILLIAMS
2. TO RATIFY THE AUDIT COMMITTEE AND THE BOARD OF DIRECTORS' APPOINTMENT OF		For	Issuer	For	With
ERNST & YOUNG, LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR
CITY HOLDING COMPANY FOR 2009.

COMPUWARE CORPORATION

Ticker Symbol:CPWR	Cusip Number:205638109
Record Date: 6/30/2008	Meeting Date: 8/26/2008
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES		Split	Issuer	For	With/Against
01-DENNIS W. ARCHER, 02-GURMINDER S. BEDI, 03-WILLIAM O. GRABE, 04-WILLIAM R.
HALLING, 05-PETER KARMANOS,JR, 06-FAYE ALEXANDER NELSON, 07-GLENDA D. PRICE,
08-W. JAMES PROWSE, 09-G. SCOTT ROMNEY
WITTHOLD AUTHORITY TO VOTE FOR: 01-DENNIS W. ARCHER, 02-GURMINDER S. BEDI, 05-PETER KARMANOS,JR, 06-FAYE ALEXANDER NELSON, 07-GLENDA D. PRICE, 08-W. JAMES PROWSE, 09-G. SCOTT ROMNEY
2. THE RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE		For	Issuer	For	With
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM TO AUDIT THE FINANCIAL
STATEMENTS FOR THE FISCAL YEAR ENDING MARCH 31, 2009

CONMED CORPORATION

Ticker Symbol:CNMD	Cusip Number:207410101
Record Date: 3/31/2009	Meeting Date: 5/21/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:		Split	Issuer	For	With/Against
01-EUGENE R. CORASANTI, 02-JOSEPH J. CORASANTI, 03-BRUCE F. DANIELS, 04-JO ANN
GOLDEN, 05-STEPHEN M. MANDIA, 06-STUART J. SCHWARTZ, 07-MARK E. TRYNISKI
WITHHOLD AUTHORITY TO VOTE FOR: 03-BRUCE F. DANIELS, 06-STUART J. SCHWARTZ.
2. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS		For	Issuer	For	With
INDEPENDENT ACCOUNTANTS FOR THE COMPANY FOR 2009.
3. APPROVAL OF THE AMENDED AND RESTATED 1999 LONG-TERM INCENTIVE PLAN.		Against	Issuer	For	Against

ELECTRONICS FOR IMAGING, INC.

Ticker Symbol:EFII	Cusip Number:286082102
Record Date: 5/19/2009	Meeting Date: 6/19/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:		Split	Issuer	For	With/Against
01-GILL COGAN, 02-GUY GECHT, 03-THOMAS GEORGENS, 04-JAMES S. GREENE,
05-RICHARD A. KASHNOW, 06-DAN MAYDAN, 07-FRED ROSENZWEIG
WITHHOLD AUTHORITY TO VOTE FOR: 01-GILL COGAN, 04-JAMES S. GREENE, 07-FRED ROSENZWEIG
2. TO APPROVE THE AMENDMENT AND RESTATEMENT OF THE COMPANY'S AMENDED 2000		For	Issuer	For	With
EMPLOYEE STOCK PURCHASE PLAN TO PROVIDE FOR AN INCREASE IN THE NUMBER OF
SHARES AUTHORIZED FOR ISSUANCE PURSUANT TO SUCH PLAN.
3. TO APPROVE THE 2009 EQUITY INCENTIVE AWARD PLAN AND THE RESERVATION OF AN		Against	Issuer	For	Against
AGGREGATE OF 5,000,000 SHARES OF THE COMPANY'S COMMON STOCK FOR ISSUANCE
PURSUANT TO SUCH PLAN.
4. TO APPROVE A ONE-TIME FAIR VALUE OPTION EXCHANGE PROGRAM FOR EMPLOYEES		Against	Issuer	For	Against
OTHER THAN OUR NAMED EXECUTIVE OFFICERS.
5. TO APPROVE A ONE-TIME FAIR VALUE OPTION EXCHANGE PROGRAM FOR OUR NAMED		Against	Issuer	For	Against
EXECUTIVE OFFICERS, EXCHANGING TIME-BASED STOCK OPTIONS FOR PERFORMANCE-
BASED AWARDS.
6. TO RATIFY THE APPOINTMENT OF THE COMPANY'S INDEPENDENT REGISTERED PUBLIC		For	Issuer	For	With
ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009.

FARO TECHNOLOGIES, INC.

Ticker Symbol:FARO	Cusip Number:311642102
Record Date: 4/13/2009	Meeting Date: 5/14/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:		For	Issuer	For	With
01-SIMON RAAB, 02-ANDRE JULIEN
2. THE ADOPTION OF THE 2009 EQUITY INCENTIVE PLAN.		For	Issuer	For	With
3. THE RATIFICATION OF GRANT THORNTON LLP AS THE COMPANY'S INDEPENDENT		For	Issuer	For	With
REGISTERED PUBLIC ACCOUNTING FIRM.

FLOW INTERNATIONAL CORPORATION

Ticker Symbol:FLOW	Cusip Number:343468104
Record Date: 7/3/2008	Meeting Date: 9/10/2008
Proposal		Vote	Author	MRV*	vs. Mgmt
1. ELECTION OF DIRECTOR: LARRY A. KRING		For	Issuer	For	With
2. ELECTION OF DIRECTOR: KATHRYN L. MUNRO		For	Issuer	For	With
3. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S		For	Issuer	For	With
INDEPENDENT REGISTERED PUBLIC ACCOUNTS FIRM.

FTI CONSULTING, INC.

Ticker Symbol:FCN	Cusip Number:302941109
Record Date: 3/30/2009	Meeting Date: 6/3/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:		Against	Issuer	For	Against
01-DENIS J. CALLAGHAN, 02-MATTHEW F. MCHUGH
2. APPROVE THE AMENDMENT AND RESTATEMENT OF THE FTI CONSULTING, INC. DEFERRED		Against	Issuer	For	Against
COMPENSATION PLAN FOR KEY EMPLOYEES AND NON-EMPLOYEE DIRECTORS (TO BE
RENAMED THE FTI CONSULTING, INC. 2009 OMNIBUS INCENTIVE COMPENSATION PLAN).
3. RATIFY THE RETENTION OF KPMG LLP AS FTI CONSULTING, INC.'S INDEPENDENT		For	Issuer	For	With
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009.

GENTEX CORPORATION

Ticker Symbol:GNTX	Cusip Number:371901109
Record Date: 3/19/2009	Meeting Date: 5/14/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:		For	Issuer	For	With
01-FRED BAUER, 02-GARY GOODE, 03-JAMES WALLACE
2. RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S AUDITORS FOR		For	Issuer	For	With
THE FISCAL YEAR ENDED DECEMBER 31,2009.

GOLDCORP INC.

Ticker Symbol:GG	Cusip Number:380956409
Record Date: 3/27/2009	Meeting Date: 5/22/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. ELECTION OF DIRECTORS: 01-IAN W. TELFER, 02-DOUGLAS M. HOLTBY, 03-CHARLES A.		For	Issuer	For	With
JEANNES, 04-JOHN P. BELL, 05-LAWRENCE I. BELL, 06-BEVERLEY A. BRISCOE, 07-PETER J.
DEY, 08-P. RANDY REIFEL, 09-A. DAN ROVIG, 10-KENNETH F. WILLIAMSON
2. IN RESPECT OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP, CHARTERED		For	Issuer	For	With
ACCOUNTANTS, AS AUDITORS, AND AUTHORIZING THE DIRECTORS TO FIX THEIR
REMUNERATION.

HEALTHCARE SERVICES GROUP, INC.

Ticker Symbol:HCSG	Cusip Number:421906108
Record Date: 4/3/2009	Meeting Date: 5/19/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:		For	Issuer	For	With
01-DANIEL P. MCCARTNEY, 02-JOSEPH F. MCCARTNEY, 03-ROBERT L. FROME, 04-THOMAS
A. COOK, 05-ROBERT J. MOSS, 06-JOHN M. BRIGGS, 07-DINO D. OTTAVIANO
2. TO APPROVE AND RATIFY THE SELECTION OF GRANT THORNTON LLP AS THE		For	Issuer	For	With
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR ITS CURRENT
FISCAL YEAR ENDING DECEMBER 31, 2009.

HELEN OF TROY LIMITED

Ticker Symbol:HELE	Cusip Number:G4388N106
Record Date: 6/25/2008	Meeting Date: 8/19/2008
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND:A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES		Split	Issuer	For	With/Against
01-GARY B. ABROMOVITZ, 02-JOHN B. BUTTERWORTH, 03-TIMOTHY F. MEEKER, 04-BYRON
H. RUBIN, 05-GERALD J. RUBIN, 06-STANLEE N. RUBIN, 07-ADOLPHO R. TELLES, 08-DARREN
G. WOODY
WITHHOLD AUTHORITY TO VOTE FOR: 04-BYRON H. RUBIN, 06-STANLEE N. RUBIN
2. TO APPROVE THE HELEN OF TROY LIMITED 2008 EMPLOYEE STOCK PURCHASE PLAN		Against	Issuer	For	Against
3. TO APPROVE THE HELEN OF TROY LIMITED 2008 STOCK INCENTIVE PLAN		Against	Issuer	For	Against
4. TO APPROVE THE HELEN OF TROY LIMITED 2008 NON-EMPLOYEE DIRECTORS STOCK		Against	Issuer	For	Against
INCENTIVE PLAN
5. TO RATIFY THE TERMS OF THE PERFORMANCE GOALS ESTABLISHED FOR THE HELEN OF		Against	Issuer	For	Against
TROY 1997 CASH BONUS PERFORMANCE PLAN AND APPROVAL OF AMENDMENTS TO
THE PLAN
6. TO APPOINT GRANT THORNTON LLP AS THE COMPANY'S AUDITOR AND INDEPENDENT		For	Issuer	For	With
REGISTERED PUBLIC ACCOUNTING FIRM TO SERVE FOR THE 2009 FISCAL YEAR AND TO
AUTHORIZE THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO SET THE AUDITOR'S
REMUNERATION

HILLENBRAND, INC.

Ticker Symbol:HI	Cusip Number:431571108
Record Date: 12/19/2008	Meeting Date: 2/11/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:		For	Issuer	For	With
01-WILLIAM J. CERNUGEL, 02-EDUARDO R. MENASCE, 03-STUART A. TAYLOR,II
2. APPROVAL OF THE HILLENBRAND, INC. SHORT-TERM INCENTIVE COMPENSATION PLAN		Against	Issuer	For	Against
FOR KEY EXECUTIVES.
3. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE		For	Issuer	For	With
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

IKON OFFICE SOLUTIONS, INC.

Ticker Symbol:IKN	Cusip Number:451713101
Record Date: 10/2/2008	Meeting Date: 10/31/2008
Proposal		Vote	Author	MRV*	vs. Mgmt
1. TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF AUGUST 27, 2008,		For	Issuer	For	With
BETWEEN RICOH COMPANY,LTD., KEYSTONE ACQUISITION, INC. AND IKON OFFICE
SOLUTIONS, INC.(THE ''MERGER AGREEMENT'').

INTER PARFUMS, INC.

Ticker Symbol:IPAR	Cusip Number:458334109
Record Date: 6/19/2008	Meeting Date: 7/24/2008
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES		For	Issuer	For	With
01-JEAN MADAR,02-PHILIPPE BENACIN,03-RUSSELL GREENBERG,04-PHILIPPE SANTI,
05-FRANCOIS HEILBRONN,06-JOSEPH A. CACCAMO,07-JEAN LEVY,08-R.BENSOUSSAN-
TORRES,09-JEAN CAILLIAU,10-SERGE ROSINOER,11-PATRICK CHOEL
2. PROPOSAL TO APPROVE THE ADOPTION OF AN AMENDENT TO OUR 2004 STOCK		For	Issuer	For	With
OPTION PLAN.

JABIL CIRCUIT, INC.

Ticker Symbol:JBL	Cusip Number:466313103
Record Date: 11/26/2008	Meeting Date: 1/22/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:		For	Issuer	For	With
01-LAURENCE S. GRAFSTEIN, 02-MEL S. LAVITT, 03-TIMOTHY L. MAIN, 04-WILLIAM D.
MOREAN, 05-LAWRENCE J. MURPHY, 06-FRANK A. NEWMAN, 07-STEVEN A. RAYMUND,
08-THOMAS A. SANSONE, 09-KATHLEEN A. WALTERS
2. TO APPROVE AN AMENDMENT TO INCREASE THE SIZE OF THE JABIL CIRCUIT,INC. 2002		Against	Issuer	For	Against
STOCK INCENTIVE PLAN BY 1,500,000 SHARES.
3. TO APPROVE AN AMENDMENT TO INCREASE THE SIZE OF THE JABIL CIRCUIT, INC. 2002		For	Issuer	For	With
EMPLOYEE STOCK PURCHASE PLAN BY 3,000,000 SHARES.
4. TO RATIFY THE APPOINTMENT OF KPMG LLP AS JABIL'S INDEPENDENT REGISTERED		For	Issuer	For	With
PUBLIC ACCOUNTANT FOR THE FISCAL YEAR ENDING AUGUST 31,2009.
5. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE ANNUAL		Against	Issuer	For	Against
MEETING, INCLUDING ANY ADJOURNMENT THEREOF.

MAGMA DESIGN AUTOMATION, INC.

Ticker Symbol:LAVA	Cusip Number:559181102
Record Date: 7/10/2008	Meeting Date: 8/29/2008
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES		For	Issuer	For	With
01-ROY E. JEWELL,02-THOMAS M. ROHRS
2. TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS THE COMPANY'S		For	Issuer	For	With
INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

MARSH & MCLENNAN COMPANIES, INC.

Ticker Symbol:MMC	Cusip Number:571748102
Record Date: 3/23/2009	Meeting Date: 5/21/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1A. ELECTION OF DIRECTOR: LESLIE M. BAKER, JR.		Against	Issuer	For	Against
1B. ELECTION OF DIRECTOR: GWENDOLYN S. KING		For	Issuer	For	With
1C. ELECTION OF DIRECTOR: MARC D. OKEN		For	Issuer	For	With
1D. ELECTION OF DIRECTOR: DAVID A. OLSEN		For	Issuer	For	With
2. RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM		For	Issuer	For	With
3. STOCKHOLDER PROPOSAL: REINCORPORATE IN NORTH DAKOTA		Against	Stockholder	Against	With
4. STOCKHOLDER PROPOSAL: SPECIAL MEETINGS		For	Stockholder	Against	Against
5. STOCKHOLDER PROPOSAL: POLITICAL CONTRIBUTIONS		For	Stockholder	Against	Against

MATTEL, INC.

Ticker Symbol:MAT	Cusip Number:577081102
Record Date: 3/20/2009	Meeting Date: 5/13/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1A. ELECTION OF DIRECTOR: MICHAEL J. DOLAN		For	Issuer	For	With
1B. ELECTION OF DIRECTOR: ROBERT A. ECKERT		For	Issuer	For	With
1C. ELECTION OF DIRECTOR: DR. FRANCES D. FERGUSSON		Against	Issuer	For	Against
1D. ELECTION OF DIRECTOR: TULLY M. FRIEDMAN		For	Issuer	For	With
1E. ELECTION OF DIRECTOR: DOMINIC NG		For	Issuer	For	With
1F. ELECTION OF DIRECTOR: VASANT M.PRABHU		For	Issuer	For	With
1G. ELECTION OF DIRECTOR: DR. ANDREA L. RICH		Against	Issuer	For	Against
1H. ELECTION OF DIRECTOR: RONALD L. SARGENT		For	Issuer	For	With
1I. ELECTION OF DIRECTOR: DEAN A. SCARBOROUGH		For	Issuer	For	With
1J. ELECTION OF DIRECTOR: CHRISTOPHER A. SINCLAIR		For	Issuer	For	With
1K. ELECTION OF DIRECTOR: G. CRAIG SULLIVAN		Against	Issuer	For	Against
1L. ELECTION OF DIRECTOR: KATHY BRITTAIN WHITE		For	Issuer	For	With
2. RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS MATTEL,		For	Issuer	For	With
INC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
3. STOCKHOLDER PROPOSAL REGARDING CERTAIN REPORTS BY THE BOARD OF		Against	Stockholder	Against	With
DIRECTORS.
4. STOCKHOLDER PROPOSAL REGARDING SPECIAL SHAREOWNER MEETINGS.		For	Stockholder	Against	Against

MOLEX INCORPORATED

Ticker Symbol:MOLX	Cusip Number:608554101
Record Date: 9/2/2008	Meeting Date: 10/31/2008
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES		Split	Issuer	For	With/Against
01-EDGAR D. JANNOTTA,02-JOHN H. KREHBIEL,JR.,03-DONALD G. LUBIN,04-ROBERT J.
POTTER
WITHHOLD AUTHORITY TO VOTE FOR: 04-ROBERT J. POTTER
2. APPROVAL OF THE MOLEX INCORPORATED ANNUAL INCENTIVE PLAN		Against	Issuer	For	Against
3. APPROVAL OF THE 2008 MOLEX STOCK INCENTIVE PLAN		For	Issuer	For	With
4. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT		For	Issuer	For	With
AUDITORS OF MOLEX FOR THE FISCAL YEAR ENDING JUNE 30, 2009

NEWMONT MINING CORPORATION

Ticker Symbol:NEM	Cusip Number:651639106
Record Date: 3/2/2009	Meeting Date: 4/29/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:		For	Issuer	For	With
01-G.A. BARTON, 02-V.A. CALARCO, 03-J.A. CARRABBA, 04-N.DOYLE, 05-V.M. HAGEN,
6-M.S. HAMSON, 07-R.J. MILLER, 08-R.T. O'BRIEN, 09-J.B. PRESCOTT, 10-D.C. ROTH,
11-J.V. TARANIK, 12-S. THOMPSON
2. RATIFY THE AUDIT COMMITTEE'S APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS		For	Issuer	For	With
NEWMONT'S INDEPNEDENT AUDITORS FOR 2009.
3. CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL REGARDING SPECIAL MEETINGS,		For	Stockholder	Against	Against
AS SET FORTH IN THE ACCOMPANYING PROXY STATEMENT,IF INTROCUCED AT THE MEETING.
4. CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL TO APPROVE MAJORITY VOTING		For	Stockholder	Against	Against
FOR THE ELECTION OF DIRECTORS IN A NON-CONTESTED ELECTION, AS SET FORTH IN THE
ACCOMPANYING PROXY STATEMENT,IF INTRODUCED AT THE MEETING.

NOKIA CORPORATION

Ticker Symbol:NOK	Cusip Number:654902204
Record Date: 2/17/2009	Meeting Date: 4/23/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. RESOLUTION ON THE REMUNERATION OF THE MEMBERS OF THE BOARD OF DIRECTORS.		For	Issuer	For	With
2. RESOLUTION ON THE NUMBER OF MEMBERS OF THE BOARD OF DIRECTORS.		For	Issuer	For	With
3. DIRECTORS RECOMMEND:A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:		For	Issuer	For	With
01-GEORG EHRNROOTH, 02-LALITA D. GUPTE, 03-BENGT HOLMSTROM, 04-HENNING
KAGERMANN, 05-OLLI-PEKKA KALLASVUO, 06-PER KARLSSON, 07-JORMA OLLILA,
08-MARJORIE SCARDINO, 09-RISTO SIILASMAA, 10-KEIJO SUILA, 11-ISABEL MAREY-SEMPER
4. RESOLUTION ON THE REMUNERATION OF THE AUDITOR.		For	Issuer	For	With
5. ELECTION OF AUDITOR.		For	Issuer	For	With
6. AUTHORIZING THE BOARD OF DIRECTORS TO RESOLVE TO REPURCHASE THE .		For	Issuer	For	With
COMPANY'S OWN SHARES
7. MARK THE ''FOR'' BOX IF YOU WISH TO INSTRUCT THE DEPOSITARY TO GIVE A PROXY TO		Against	Issuer	N/A	N/A
LEENA SIIRALA OR ESA NIINIMAKI, BOTH LEGAL COUNSELS OF NOKIA CORPORATION, TO
VOTE, IN THEIR DISCRETION, ON YOUR BEHALF ONLY UPON ITEM 17.
8. ADOPTION OF THE ANNUAL ACCOUNTS.		For	Issuer	For	With
9. RESOLUTION ON THE USE OF THE PROFIT SHOWN ON THE BALANCE SHEET AND THE		For	Issuer	For	With
PAYMENT OF DIVIDEND.
10. RESOLUTION ON THE DISCHARGE OF THE MEMBERS OF THE BOARD OF DIRECTIORS		For	Issuer	For	With
AND THE PRESIDENT FROM LIABILITY.

NORTEL NETWORKS CORPORATION

Ticker Symbol:NT	Cusip Number:656568508
Record Date: 3/14/2008	Meeting Date: 7/7/2008
Proposal		Vote	Author	MRV*	vs. Mgmt
1. ELECTION OF DIRECTORS:01-JALNN H. BENNETT 02-DR. MANFREN BISCHOFF		Split	Issuer	For/Against	With/Against
03-THE HON. JAMES B. HUNT, JR. 04-DR. KRISTINA M. JOHNSON 05-JOHN A. MACNAUGHTON
06-THE HON. JOHN P. MANLEY 07- RICHARD D. MCCORMICK 08-CLAUDE MONGEAU
09-HARRY J. PEARCE 10-JOHN D. WATSON 11- MIKE S. ZAFIROVSKI
WITHHOLD AUTHORITY TO VOTE FOR: 03-THE HON. JAMES B. HUNT, JR. 04-DR. KRISTINA M. JOHNSON 06-THE HON. JOHN P. MANLEY
2. THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE FOR THE APPOINTMENT OF		For	Issuer	For	With
KPMG LLP AS INDEPENDENT AUDITORS
3. THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE FOR THE AMENDMENTS TO		Against	Issuer	For	Against
THE NORTEL 2005 STOCK INCENTIVE PLAN, AS AMENDED AND RESTATED.
4. THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE FOR THE AMENDMENTS TO		Against	Issuer	For	Against
THE NORTEL GLOBAL STOCK PURCHASE PLAN, AS AMENDED AND RESTATED, THE NORTEL
U.S. STOCK PURCHASE PLAN, AS AMENDED AND RESTATED, AND THE NORTEL STOCK
PURCHASE PLAN FOR MEMBERS OF THE NORTEL SAVINGS AND RETIREMENT PROGRAM,
AS AMENDED.
5. THE BOARD OR DIRECTORS RECOMMENDS THAT YOU VOTE FOR THE ADOPTION OF THE		Against	Issuer	For	Against
NORTEL U.S. STOCK PURCHASE PLAN, AS AMENDED AND RESTATED.

NORTEL NETWORKS CORPORATION

Ticker Symbol:NT	Cusip Number:656568508
Record Date: 3/14/2008	Meeting Date: 7/7/2008
Proposal		Vote	Author	MRV*	vs. Mgmt
1. VOTING RECOMMENDATION: FOR ALL THE NOMINEEX PROPOSED AS DIRECTORS:		Split	Issuer	For	With/Against
01-JALYNN H. BENNETT 02- DR. MANFRED BISCHOFF 03-THE HON. JAMES B. HUNT, JR.
04-DR. KRISTINA M. JOHNSON 05-JOHN A. MACNAUGHTON 06-THE HON. JOHN P. MANLEY
07-RICHARD D. MCCORMICK 08-CLAUDE MONGEAU 09-HARRY J. PEARCE 10-JOHN D.
WATSON 11-MIKE S. ZAFIROVSKI
WITHHOLD: 03-THE HON. JAMES B. HUNT, JR. 04-DR. KRISTINA M. JOHNSON 06-THE HON. JOHN P. MANLEY

NORTHWESTERN CORPORATION

Ticker Symbol:NWE	Cusip Number:668074305
Record Date: 2/23/2009	Meeting Date: 4/22/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:		For	Issuer	For	With
01-STEPHEN P. ADIK, 02-E. LINN DRAPER, JR., 03-DANA J. DYKHOUSE, 04-JULIA L. JOHNSON,
05-PHILIP L. MASLOWE, 06-D. LOUIS PEOPLES, 07-ROBERT C. ROWE
2. RATIFICATION OF SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED		For	Issuer	For	With
ACCOUNTING FIRM FOR FISCAL YEAR ENDED DECEMBER 31, 2009.
3. APPROVAL OF NORTHWESTERN ENERGY EMPLOYEE STOCK PURCHASE PLAN.		Against	Issuer	For	Against
4. ELECTION OF DOROTHY M. BRADLEY TO THE BOARD OF DIRECTORS.		For	Issuer	For	With

OCCIDENTAL PETROLEUM CORPORATION

Ticker Symbol:OXY	Cusip Number:674599105
Record Date: 5/1/2009	Meeting Date: 3/11/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. ELECTION AS DIRECTORS OF THE FOLLOWING NOMINEES: 01 SPENCER ABRAHAM,		Split	Issuer	For	With/Against
02 RONALD W. BURKLE, 03 JOHN S. CHALSTY, 04 EDWARD P. DJEREJIAN, 05 JOHN E. FEICK,
06 RAY R. IRANI, 07 IRVIN W. MALONEY, 08 AVEDICK B. POLADIAN, 09 RODOLFO SEGOVIA,
10 AZIZ D. SYRIANI, 11 ROSEMARY TOMICH, 12 WALTER L. WEISMAN
WITHHOLD AUTHORITY TO VOTE FOR: 03 JOHN S. CHALSTY, 07 IRVIN W. MALONEY, 12 WALTER L. WEISMAN
2. RATIFICATION OF SELECTION OF KPMG AS INDEPENDENT AUDITORS.		For	Issuer	For	With
3. AMENDMENT OF RESTATED CERTIFICATE OF INCORPORATION TO PERMIT STOCKHOLDERS		For	Issuer	For	With
TO CALL SPECIAL MEETINGS.
4. REPORT ON ASSESSMENT OF HOST COUNTRY LAWS.		Against	Stockholder	Against	With

PFIZER INC.

Ticker Symbol:PFE	Cusip Number:717081103
Record Date: 4/23/2009	Meeting Date: 2/24/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. ELECTION OF DIRECTORS: NOMINEES: 1a. DENNIS A. AUSIELLO, 1b. MICHAEL S. BROWN,		Split	Issuer	For	With/Against
1c. M. ANTHONY BURNS, 1d. ROBERT N. BURT, 1e. W. DON CORNWELL, 1f. WILLIAM H.
GRAY,III, 1g. CONSTANCE J. HORNER, 1h. JAMES M. KILTS, 1i. JEFFREY B. KINDLER,
1j. GEORGE A. LORCH, 1k. DANA G. MEAD, 1l. SUZANNE NORA JOHNSON, 1m. STEPHEN W.
SANGER, 1n. WILLIAM C. STEERE, JR.
WITHHOLD AUTHORITY TO VOTE FOR: 1b. MICHAEL S. BROWN, 1d. ROBERT N. BURT, 1e. W. DON CORNWELL, 1f. WILLIAM H. GRAY,III, 1g. CONSTANCE J. HORNER, 1j. GEORGE A. LORCH
2. PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS INDEPENDENT REGISTERED		For	Issuer	For	With
PUBLIC ACCOUNTING FIRM FOR 2009.
3. PROPOSAL TO APPROVE THE PFIZER INC. 2004 STOCK PLAN, AS AMENDED AND		Against	Issuer	For	Against
RESTATED.
4. SHARDHOLDER PROPOSAL REGARDING STOCK OPTIONS.		Against	Stockholder	Against	With
5. SHAREHOLDER PROPOSAL REGARDING ADVISORY VOTE ON EXECUTIVE COMPENSATION.		Against	Stockholder	Against	With
6. SHAREHOLDER PROPOSAL REGARDING CUMULATIVE VOTING.		Against	Stockholder	Against	With
7. SHAREHOLDER PROPOSAL REGARDING SPECIAL SHAREHOLDER MEETINGS.		For	Stockholder	Against	Against

PHARMACEUTICAL PRODUCT DEVELOPMENT

Ticker Symbol:PPDI	Cusip Number:717124101
Record Date: 3/20/2009	Meeting Date: 5/20/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:		Split	Issuer	For	With/Against
01-STUART BONDURANT,M.D., 02-FREDRIC N. ESHELMAN, 03-FREDERICK FRANK,
04-GENERAL DAVID L. GRANGE, 05-CATHERINE M. KLEMA, 06-TERRY MAGNUSON,PH.D.,
07-ERNEST MARIO,PH.D., 08-JOHN A. MCNEILL, JR.
WITHHOLD AUTHORITY TO VOTE FOR: 01-STUART BONDURANT,M.D., 03-FREDERICK FRANK, 04-GENERAL DAVID L. GRANGE
2. TO APPROVE AN AMENDMENT AND RESTATEMENT OF THE COMPANY'S 1995 EQUITY		Against	Issuer	For	Against
COMPENSATION PLAN WHICH, AMONG OTHER THINGS, INCREASES THE NUMBER OF SHARES
OF OUR COMMON STOCK RESERVED FOR ISSUANCE UNDER THE PLAN BY 8,300,000 FROM
21,259,004 SHARES TO 29,559,004 SHARES.
3. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S		For	Issuer	For	With
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING
DECEMBER 31,2009.
4. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER		Against	Issuer	For	Against
MATTERS AS MAY PROPERLY COME BEFORE THE MEETING.

PHILIP MORRIS INTERNATIONAL INC.

Ticker Symbol:PM	Cusip Number:718172109
Record Date: 3/10/2009	Meeting Date: 5/5/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1A.ELECTION OF DIRECTOR:HAROLD BROWN		Against	Issuer	For	Against
1B. ELECTION OF DIRECTOR:MATHIS CABIALLAVETTA		For	Issuer	For	With
1C. ELECTION OF DIRECTOR:LOUIS C. CAMILLERI		For	Issuer	For	With
1D. ELECTION OF DIRECTOR:J. DUDLEY FISHBURN		Against	Issuer	For	Against
1E. ELECTION OF DIRECTOR:GRAHAM MACKAY		For	Issuer	For	With
1F. ELECTION OF DIRECTOR:SEREGIO MARCHIONNE		For	Issuer	For	With
1G. ELECTION OF DIRECTOR:LUCIO A. NOTO		Against	Issuer	For	Against
1H. ELECTION OF DIRECTOR:CARLOS SLIM HELU		For	Issuer	For	With
1I. ELECTION OF DIRECTOR:STEPHEN M. WOLF		Against	Issuer	For	Against
2. RATIFICATION OF THE SELECTION OF INDEPENDENT AUDITORS.		For	Issuer	For	With
3. APPROVAL OF ELIGIBILITY,BUSINESS CRITERIA FOR AWARDS AND AWARD LIMITS		For	Issuer	For	With
UNDER THE PMI 2008 PERFORMANCE INCENTIVE PLAN.

POTASH CORPORATION OF SASKATCHEWAN

Ticker Symbol:POT	Cusip Number:73755L107
Record Date: 3/12/2009	Meeting Date: 5/7/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. ELECTION OF DIRECTORS: 01-C.M. BURLEY, 02-W.J. DOYLE, 03-J.W. ESTEY, 04-C.S.		Split	Issuer	For	With/Against
HOFFMAN, 05-D.J. HOWE, 06-A.D. LABERGE, 07-K.G. MARTELL, 08-J.J. MCCAIG,
09-M. MOGFORD, 10-P.J. SCHOENHALS, 11-E.R. STROMBERG, 12-E. VIYELLA DE PALIZA
WITHHOLD AUTHORITY TO VOTE FOR: 11-E.R. STROMBERG, 12-E. VIYELLA DE PALIZA
2. THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS OF THE CORPORATION.		For	Issuer	For	With
3. THE RESOLUTION (ATTACHED AS APPENDIX B TO THE ACCOMPANYING MANAGEMENT		For	Issuer	For	With
PROXY CIRCULAR) APPROVING THE ADOPTION OF A NEW PERFORMANCE OPTION PLAN,
THE FULL TEXT OF WHICH IS ATTACHED AS APPENDIX C TO THE ACCOMPANYING
MANAGEMENT PROXY CIRCULAR.
4. THE SHAREHOLDER PROPOSAL (ATTACHED AS APPENDIX D TO THE ACCOMPANYING		Against	Stockholder	Against	With
MANAGEMENT PROXY CIRCULAR).

SYNGENTA AG

Ticker Symbol:SYT	Cusip Number:87160A100
Record Date: 3/10/2009	Meeting Date: 4/21/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. APPROVAL OF THE ANNUAL REPORT, INCLUDING THE ANNUAL FINANCIAL STATEMENTS,		For	Issuer	For	With
THE COMPENSATION REPORT AND THE GROUP CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR 2008
2. DISCHARGE OF THE MEMBERS OF THE BOARD OF DIRECTORS AND THE EXECUTIVE		For	Issuer	For	With
COMMITTEE
3. REDUCTION OF SHARE CAPITAL BY CANCELLATION OF REPURCHASED SHARES		For	Issuer	For	With
4. APPROPRIATION OF BALANCE SHEET PROFIT 2008 AND DIVIDEND DECISION		For	Issuer	For	With
5A. RE-ELECTION OF PEGGY BRUZELIUS		For	Issuer	For	With
5B. RE-ELECTION OF PIERRE LANDOLT		For	Issuer	For	With
5C. RE-ELECTION OF JURG WITMER		For	Issuer	For	With
5D. ELECTION OF STEFAN BORGAS		For	Issuer	For	With
5E. ELECTION OF DAVID LAWRENCE		For	Issuer	For	With
6. ELECTION OF THE AUDITORS		For	Issuer	For	With

TTI TEAM TELECOM INTERNATIONAL

Ticker Symbol:TTIL	Cusip Number:M88258104
Record Date: 5/7/2009	Meeting Date: 6/11/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. TO APPROVE THE GRANT OF AN ANNUAL BONUS FOR THE YEAR 2008 TO MEIR LIPSHES,		Against	Issuer	For	Against
THE CHAIRMAN OF THE BOARD OF DIRECTORS AND THE CHIEF EXECUTIVE OFFICER OF
THE COMPANY.

TTI TEAM TELECOM INTERNATIONAL LTD

Ticker Symbol:TTIL	Cusip Number:M88258104
Record Date: 6/27/2008	Meeting Date: 7/29/2008
Proposal		Vote	Author	MRV*	vs. Mgmt
1. TO APPROVE AN INCREASE IN COMPENSATION PAID TO THE COMPANY'S NON-EMPLOYEE		For	Issuer	For	With
DIRECTORS.

VERIZON COMMUNICATIONS INC.

Ticker Symbol:VZ	Cusip Number:92343V104
Record Date: 3/9/2009	Meeting Date: 5/7/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. ELECTION OF DIRECTORS: 1a. RICHARD L. CARRION, 1b. M. FRANCES KEETH, 1c. ROBERT		Split	Stockholder	For	With/Against
W. LANE, 1d. SANDRA O. MOOSE, 1e. JOSEPH NEUBAUER, 1f. DONALD T. NICOLAISEN,
1g. THOMAS H. O'BRIEN, 1h. CLARENCE OTIS, JR., 1i. HUGH B. PRICE, 1j. IVAN G. SEIDENBERG,
1k. JOHN W. SNOW, 1l. JOHN R. STAFFORD
WITHHOLD AUTHORITY TO VOTE FOR: 1b. M. FRANCES KEETH, 1c. ROBERT W. LANE, 1e. JOSEPH NEUBAUER, 1h. CLARENCE OTIS, JR., 1i. HUGH B. PRICE, 1k. JOHN W. SNOW, 1l. JOHN R. STAFFORD
2. RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED		For	Issuer	For	With
PUBLIC ACCOUNTING FIRM
3. ADVISORY VOTE RELATED TO EXECUTIVE COMPENSATION		For	Issuer	For	With
4. APPROVAL OF LONG-TERM INCENTIVE PLAN		For	Issuer	For	With
5. APPROVAL OF SHORT-TERM INCENTIVE PLAN		For	Issuer	For	With
6. PROHIBIT GRANTING STOCK OPTIONS		Against	Stockholder	Against	With
7. SHAREHOLDER ABILITY TO CALL SPECIAL MEETING		For	Stockholder	Against	Against
8. SEPARATE OFFICES OF CHAIRMAN AND CEO		For	Stockholder	Against	Against
9. CUMULATIVE VOTING		Against	Stockholder	Against	With
10. SHAREHOLDER APPROVAL OF BENEFITS PAID AFTER DEATH		Against	Stockholder	Against	With

VF CORPORATION

Ticker Symbol:VFC	Cusip Number:918204108
Record Date: 3/10/2009	Meeting Date: 4/28/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:		Split	Issuer	For	With/Against
01-ROBERT J. HURST, 02-W. ALAN MCCOLLOUGH, 03-M. RUST SHARP, 04-RAYMOND G.
VIAULT
WITHHOLD AUTHORITY TO VOTE FOR: 02-W. ALAN MCCOLLOUGH
2. RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS VF'S		For	Issuer	For	With
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2009 FISCAL YEAR.

YAMANA GOLD INC.

Ticker Symbol:AUY	Cusip Number:98462Y100
Record Date: 3/23/2009	Meeting Date: 5/6/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
A. ELECTION OF DIRECTORS: 01-PETER MARRONE, 02-PATRICK J. MARS, 03-JUVENAL		Split	Issuer	For	With/Against
MESQUITA FILHO, 04-ANTENOR F. SILVA, JR., 05-NIGEL LEES, 06-DINO TITARO, 07-JOHN
BEGEMAN, 08-ROBERT HORN, 09-RICHARD GRAFF, 10-CARL RENZONI
WITHHOLD AUTHORITY TO VOTE FOR: 06-DINO TITARO
B. IN RESPECT OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS.		For	Issuer	For	With

ZEBRA TECHNOLOGIES CORPORATION

Ticker Symbol:ZBRA	Cusip Number:989207105
Record Date: 3/26/2009	Meeting Date: 5/21/2009
Proposal		Vote	Author	MRV*	vs. Mgmt
1. DIRECTORS RECOMMEND:A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:		For	Issuer	For	With
01-RICHARD L. KEYSER, 02-ROSS W. MANIRE, 03-DR. ROBERT J. POTTER
2. PROPOSAL TO RATIFY ERNST & YOUNG LLP AS INDEPENDENT AUDITORS		For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRESIDIO FUNDS

By: /s/ Kevin O'Boyle

      Kevin O'Boyle, President

Date:        8/25/09